Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities	Dec. 31, 2023 USD ($)
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 4,326,662
Convertible promissory note to be settled with ordinary shares	5,015,000
Convertible loans	76,252
Silent partnerships	423,988
Lease liabilities	472,767
Payable for acquisition of intangible asset - related party	393,483
Total	10,708,152
More than one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships	984,461
Lease liabilities	1,059,089
Payable for acquisition of intangible asset - related party	874,698
Total	2,918,248
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships
Lease liabilities	501,319
Payable for acquisition of intangible asset - related party
Total	$ 501,319